Warrants Additional Information (Details) - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants
Public Warrants expiration term	5 years
public warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Warrants
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
public warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Warrants
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Redemption period	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%
public warrants | Class A Common stock
Warrants
Share price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold consecutive trading days for redemption of public warrants	20 days